Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,385,000
Previously Paid Amount	0.00
Total Fee Amount	642.50
Total Offset Amount	0.00
Net Fee	642.50
Narrative - Max Aggregate Offering Price	$ 7,385,000
Final Prospectus	true